Schedule of Investments (unaudited)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 40.5%
Communication Services — 8.3%
Diversified Telecommunication Services — 1.4%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,900,000	$1,384,644 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	348,000	327,578 (a)
Altice France SA, Senior Secured Notes	6.500%	3/15/32	1,578,705	1,512,980 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	800,904	769,624 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	330,000	338,277 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	630,000	652,672 (a)
Total Diversified Telecommunication Services				4,985,775
Entertainment — 0.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,860,000	827,700 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	310,000	263,848 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	810,000	820,631 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	536,000	491,612
Total Entertainment				2,403,791
Interactive Media & Services — 0.3%
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	1,050,000	1,041,651 (b)
Media — 5.2%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	150,000	157,587 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	820,000	742,993 (a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	830,000	815,291 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	380,000	392,232 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	180,000	179,159 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	299,135 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,430,000	1,506,373 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,576,050	1,736,184
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	280,000	282,576 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	390,000	392,383 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	370,000	362,648 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	740,000	513,303
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	285,000	262,570 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	7,836,390	8,806,143 (a)(c)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	330,000	339,102
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	290,000	306,423 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	320,000	326,385 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	440,000	393,210 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	240,000	244,826 (a)
Total Media				18,058,523
Wireless Telecommunication Services — 0.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	720,000	569,222 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,260,000	867,965 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	333,000	336,182 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	482,000	$450,670 (a)
Total Wireless Telecommunication Services				2,224,039

Total Communication Services				28,713,779
Consumer Discretionary — 5.2%
Automobile Components — 0.7%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	590,000	591,439 (a)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	120,000	120,448 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	625,000	654,820 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	194,863 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	430,000	413,839 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	480,000	438,547 (a)
Total Automobile Components				2,413,956
Automobiles — 0.7%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,590,000	2,253,011 (a)
Broadline Retail — 0.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	400,000	369,011
Prosus NV, Senior Notes	3.061%	7/13/31	460,000	419,138 (a)
Total Broadline Retail				788,149
Diversified Consumer Services — 0.2%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	910,000	861,474 (a)
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp., Senior Notes	5.125%	5/1/29	540,000	547,013 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	500,000	515,933 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,860,000	1,652,852 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	440,000	438,486 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	290,000	305,452 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	440,000	443,243 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	470,000	470,071 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	270,000	273,252 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	500,000	504,388 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	360,000	369,704 (a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	800,000	817,651
Sands China Ltd., Senior Notes	2.850%	3/8/29	530,000	502,466
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000	193,422
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	560,000	563,517 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	630,000	640,831 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	220,000	236,419 (a)
Total Hotels, Restaurants & Leisure				8,474,700
Household Durables — 0.4%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	520,000	517,897 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	820,000	823,941 (a)
Total Household Durables				1,341,838
Specialty Retail — 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	260,000	250,511 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,090,000	1,118,763 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — continued
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	170,000	$150,025 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	430,000	403,676 (a)
Total Specialty Retail				1,922,975

Total Consumer Discretionary				18,056,103
Consumer Staples — 0.4%
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	320,000	320,837 (a)
Food Products — 0.3%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	930,000	957,653 (a)
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	190,000	191,784 (a)
Total Food Products				1,149,437

Total Consumer Staples				1,470,274
Energy — 8.5%
Energy Equipment & Services — 0.7%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	810,000	770,496 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	440,000	456,961 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	822,000	864,948 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	450,000	450,286 (a)
Total Energy Equipment & Services				2,542,691
Oil, Gas & Consumable Fuels — 7.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	370,000	369,713 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	310,000	326,305 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	330,000	330,992 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	280,000	286,164 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	820,000	802,809 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	360,000	347,844
Ecopetrol SA, Senior Notes	8.375%	1/19/36	570,000	591,358
Energy Transfer LP, Senior Notes	5.350%	5/15/45	480,000	439,510
EQT Corp., Senior Notes	7.500%	6/1/30	170,000	187,341
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	63,863	62,281 (d)
Granite Ridge Resources Inc., Senior Notes	8.875%	10/31/29	1,030,000	988,800 (a)(b)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	120,000	125,858 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	670,000	690,974 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.639%	9/30/29	2,866,216	2,980,865 (a)(e)(f)(g)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	530,000	516,672 (a)
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	445,000	472,791
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,920,000	2,272,163
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	380,000	409,613 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	6.000%	2/15/28	210,000	208,607
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	860,000	892,906 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	710,000	723,107 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	690,000	665,816
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.583%	11/30/25	610,000	611,669 (g)(h)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Puma International Financing SA, Senior Notes	7.750%	4/25/29	530,000	$548,940 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	480,000	477,000 (a)
Range Resources Corp., Senior Notes	4.750%	2/15/30	430,000	421,071 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	240,000	261,126 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	560,000	577,880 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	875,000	889,232 (a)(g)(h)
Sunoco LP, Senior Notes	5.625%	3/15/31	520,000	520,660 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	150,000	148,971 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	910,000	842,031 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	690,000	743,053 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,630,000	1,742,107 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	130,000	146,783 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,450,000	1,536,632 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	430,000	397,502 (a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,580,000	1,427,209
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,160,000	1,002,630
Total Oil, Gas & Consumable Fuels				26,986,985

Total Energy				29,529,676
Financials — 4.4%
Banks — 2.3%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	520,000	533,866 (a)(g)(h)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	600,000	640,811 (g)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	540,000	539,674 (g)(h)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,400,000 EUR	1,618,495 (d)(g)(h)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	1,330,000	1,647,585 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	400,000	433,747 (g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	930,000 GBP	1,298,130 (g)(h)
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	1,150,000 GBP	1,464,454 (g)(h)
Total Banks				8,176,762
Capital Markets — 0.9%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	480,000	451,332 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	0 *(e)(f)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	340,000	352,075 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	780,000	794,364 (a)(g)(h)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	1,040,000	1,108,152 (a)(g)(h)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	380,000	$414,628 (a)(g)(h)
Total Capital Markets				3,120,551
Consumer Finance — 0.1%
FirstCash Inc., Senior Notes	5.625%	1/1/30	350,000	351,721 (a)
Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	500,000	525,981 (g)
Block Inc., Senior Notes	6.000%	8/15/33	710,000	726,480 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	90,000	94,514 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	160,000	162,950 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	360,000	375,818 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	540,000	557,363 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	290,000	278,828 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	270,755	234,883 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	270,000	282,800 (a)
Total Financial Services				3,239,617
Insurance — 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	270,000	278,311 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	250,000	254,475 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	18,000	18,922 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				273,397

Total Financials				15,440,359
Health Care — 2.9%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	770,000	793,102 (a)
Health Care Providers & Services — 1.5%
Akumin Inc., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	8/1/27	1,080,000	1,008,654 (a)(c)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,710,000	1,552,013 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	120,000	100,948 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	380,000	356,545 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	710,000	752,626 (a)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	690,000	745,796 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	526,750 (a)
Total Health Care Providers & Services				5,043,332
Health Care Technology — 0.3%
Claritev Corp., Senior Secured Notes	6.750%	3/31/31	887,200	714,196 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	98,392	89,438 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	161,664	174,535 (a)(c)
Total Health Care Technology				978,169
Pharmaceuticals — 0.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	800,000	837,020 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	180,000	$179,382 (a)
Bausch Health Cos. Inc., Senior Notes	7.000%	1/15/28	360,000	331,310 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	82,125 (a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	330,000	346,224
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	1,800,000	1,353,952
Total Pharmaceuticals				3,130,013

Total Health Care				9,944,616
Industrials — 4.5%
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	210,000	216,973 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	90,000	92,658 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	196,860 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	940,000	988,073 (a)
Total Aerospace & Defense				1,494,564
Building Products — 0.2%
Advanced Drainage Systems Inc., Senior Notes	5.000%	9/30/27	230,000	229,603 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	301,012 (a)
Total Building Products				530,615
Commercial Services & Supplies — 1.0%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	970,000	962,478
GEO Group Inc., Senior Notes	10.250%	4/15/31	760,000	832,951
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	760,000	779,889 (a)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	1,616,406	165,682 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	830,000	868,119 (a)
Total Commercial Services & Supplies				3,609,119
Construction & Engineering — 0.5%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	248,600
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,260,000	1,407,192 (a)
Total Construction & Engineering				1,655,792
Ground Transportation — 0.3%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,171,000	1,096,807 (a)
Machinery — 0.4%
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	840,000	858,152 (a)
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	320,000	319,865 (a)
Total Machinery				1,178,017
Passenger Airlines — 0.9%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	200,000	204,765 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	560,000	584,588 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	400,000	403,829 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	710,000	698,551 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	480,000	496,992 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	11.000%	3/12/30	1,074,694	572,274 *(a)(j)
Total Passenger Airlines				2,960,999
Trading Companies & Distributors — 0.1%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	280,000	293,255 (a)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	160,000	$168,811 (a)
Total Trading Companies & Distributors				462,066
Transportation Infrastructure — 0.7%
DP World Ltd., Senior Notes	5.625%	9/25/48	480,000	481,740 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,080,000 GBP	1,411,981 (d)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	610,000	613,288 (a)
Total Transportation Infrastructure				2,507,009

Total Industrials				15,494,988
Information Technology — 2.0%
Communications Equipment — 0.6%
CommScope LLC, Senior Notes	7.125%	7/1/28	640,000	643,360 (a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	980,000	977,022 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	330,000	349,854 (a)
Total Communications Equipment				1,970,236
Electronic Equipment, Instruments & Components — 0.3%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	430,000	433,780 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	710,000	717,406 (a)
Total Electronic Equipment, Instruments & Components				1,151,186
IT Services — 0.4%
CoreWeave Inc., Senior Notes	9.250%	6/1/30	260,000	262,886 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	740,000	743,089 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	260,000	268,763 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	190,000 EUR	227,038 (a)
Total IT Services				1,501,776
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., Senior Notes	5.700%	2/10/53	260,000	250,132
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	350,000	359,873 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	420,000	427,931 (a)
Total Semiconductors & Semiconductor Equipment				1,037,936
Software — 0.2%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	330,000	320,932
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	300,000	300,966 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	200,000	206,389 (a)
Total Software				828,287
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, Secured Notes	13.000%	12/15/30	524,157	638,162 (a)

Total Information Technology				7,127,583
Materials — 1.3%
Chemicals — 0.3%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	240,000	251,235 (a)
OCP SA, Senior Notes	6.750%	5/2/34	470,000	510,972 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	270,000	229,615
Total Chemicals				991,822
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	290,000	$290,930 (a)
Metals & Mining — 0.7%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	270,000	279,596 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	970,000	1,017,090 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	829,946 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	420,000	436,504 (a)
Total Metals & Mining				2,563,136
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	560,000	502,283

Total Materials				4,348,171
Real Estate — 1.1%
Diversified REITs — 0.5%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	945,000	909,964
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	150,000 GBP	167,319
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	390,000	408,976 (a)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	390,000	381,342 (a)
Total Diversified REITs				1,867,601
Health Care REITs — 0.1%
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	350,000	353,950 (a)
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	620,000	61,492 *(d)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	6.750%	5/15/28	280,000	282,426 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	460,000	470,469 (a)
Total Real Estate Management & Development				814,387
Specialized REITs — 0.3%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	710,000	719,862 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	210,000	211,191 (a)
Total Specialized REITs				931,053

Total Real Estate				3,966,991
Utilities — 1.9%
Electric Utilities — 1.5%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	820,000	843,388 (a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	740,000	733,763 (g)(h)
NRG Energy Inc., Senior Notes	5.750%	1/15/34	310,000	312,390 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	370,000	381,219 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,550,000	1,577,680 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	370,000	382,265 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	131,924 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	560,000	580,344 (a)
Vistra Operations Co. LLC, Senior Notes	4.375%	5/1/29	300,000	294,750 (a)
Total Electric Utilities				5,237,723
Independent Power and Renewable Electricity Producers — 0.4%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	490,000	520,369 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	350,000	355,219
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — continued
VoltaGrid LLC, Secured Notes	7.375%	11/1/30	340,000	$346,010 (a)(b)
Total Independent Power and Renewable Electricity Producers				1,221,598

Total Utilities				6,459,321
Total Corporate Bonds & Notes (Cost — $141,178,355)				140,551,861
Collateralized Mortgage Obligations(l) — 19.2%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	5.920%	9/15/34	1,100,000	1,081,599 (a)(g)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	12.178%	7/25/36	215,707	229,427 (g)
Angel Oak Mortgage Trust, 2022-3 A3	4.116%	1/25/67	965,106	906,608 (a)(g)
ARES Commercial Mortgage Trust, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	5.475%	10/15/34	965,000	966,835 (a)(g)
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	623,904
BANK, 2022-BNK44 D	4.000%	11/15/32	1,010,000	796,638 (a)(g)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	950,120 (a)
BANK, 2024-BNK48 A5	5.053%	10/15/57	665,000	679,285
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017-BNK3 D	3.250%	2/15/50	1,150,000	1,050,171 (a)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,321,000	1,180,481 (a)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.468%	2/15/39	1,000,000	1,002,499 (a)(g)
BRAVO Residential Funding Trust, 2025-NQM7 A3	5.814%	7/25/65	164,304	165,380 (a)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.978%	4/15/34	1,050,000	1,023,584 (a)(g)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.138%	2/15/39	987,000	987,217 (a)(g)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.720%	5/15/34	1,056,097	1,064,160 (a)(g)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.289%	10/15/36	1,100,000	1,099,457 (a)(g)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	5.747%	2/15/36	970,000	970,494 (a)(g)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	6.083%	9/15/34	1,053,253	1,046,558 (a)(g)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	6.722%	4/15/41	980,479	985,477 (a)(g)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	10,000	9,823
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.857%	9/15/50	20,265,703	222,730 (g)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	950,000	978,406 (a)(g)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.544%	7/15/32	1,100,000	1,054,549 (a)(g)
Dwight Issuer LLC, 2025-FL1 A (1 mo. Term SOFR + 1.662%)	5.693%	6/18/42	1,100,000	1,101,946 (a)(g)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.750%	10/15/42	690,000	696,525 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.314%	6/25/30	1,473,518	75,383 (g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.683%	10/25/33	590,000	661,272 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.583%	10/25/41	860,000	878,653 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	8.933%	2/25/42	1,220,000	1,273,935 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	1.783%	11/25/57	3,695,570	1,515,849 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,167,435	1,148,151 (g)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.105%	9/25/47	620,133	440,526 (a)(g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.397%	7/25/39	372,457	$379,868 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2022-R01 1B1 (30 Day Average SOFR + 3.150%)	7.333%	12/25/41	670,000	685,410 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2025-R02 1B1 (30 Day Average SOFR + 1.950%)	6.133%	2/25/45	1,360,000	1,367,016 (a)(g)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	465,014	5 (g)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.365%	3/15/41	930,000	927,037 (a)(g)
Greystone CRE Notes LLC, 2025-HC4 AS (1 mo. Term SOFR + 2.240%)	6.390%	10/15/42	900,000	898,693 (a)(g)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	845,000	881,508 (a)(g)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	8.779%	11/15/32	1,030,000	1,025,038 (a)(g)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	447,985	401,372 (a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.506%	4/25/36	1,110,798	961,495 (a)(g)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	5.046%	6/20/35	1,371,296	1,312,924 (g)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.469%	10/15/41	995,106	1,004,866 (a)(g)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	4.746%	8/25/35	36,902	35,177 (g)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.646%	11/25/36	931,638	831,384 (g)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.450%	8/15/38	932,343	919,084 (a)(g)
MF1 LLC, 2025-FL17 A (1 mo. Term SOFR + 1.320%)	5.351%	2/18/40	990,000	989,997 (a)(g)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	6.772%	2/18/40	460,000	457,994 (a)(g)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.521%	2/18/40	390,000	386,392 (a)(g)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.572%	11/18/39	975,000	977,426 (a)(g)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	374,343	378,018 (a)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	6.747%	4/15/38	1,040,000	1,040,951 (a)(g)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	6.096%	5/15/38	960,000	959,965 (a)(g)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.475%	12/15/48	750,000	716,116 (g)
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.596%	12/15/38	1,050,000	979,179 (a)(g)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.074%	10/15/54	8,819,970	355,904 (g)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	4.606%	4/25/35	797,326	699,190 (g)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	855,097
MSWF Commercial Mortgage Trust, 2023-2 C	7.018%	12/15/56	930,000	988,392 (g)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	8.047%	3/25/50	1,117,116	1,138,607 (a)(g)
Multifamily Trust, 2016-1 B	11.577%	4/25/46	318,540	318,137 (a)(g)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	254,566 (a)(g)
New Residential Mortgage Loan Trust, 2017-5A B5	5.968%	6/25/57	610,711	577,169 (a)(g)
Nomura Resecuritization Trust, 2015-8R 4A4	4.121%	11/25/47	1,052,977	977,134 (a)(g)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	350,000	350,225 (a)(b)(g)
NYC Commercial Mortgage Trust, 2025-28L G	9.321%	11/5/38	900,000	898,267 (a)(b)(g)
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	1,010,000	1,016,945 (a)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	530,781	534,862 (a)
ONNI Commercial Mortgage Trust, 2024-APT D	7.004%	7/15/39	1,010,000	1,045,493 (a)(g)
RIDE, 2025-SHRE D	6.747%	2/14/47	1,140,000	1,170,428 (a)(g)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	6.546%	5/15/38	1,070,000	1,058,608 (a)(g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	5.983%	1/15/39	850,000	$846,843 (a)(g)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.383%	1/15/39	1,030,000	1,007,236 (a)(g)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	4.456%	4/25/35	1,121,677	1,022,965 (a)(g)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.475%	2/15/42	1,150,000	1,144,576 (a)(g)
Towd Point Mortgage Trust, 2015-1 B1	4.573%	10/25/53	1,230,000	1,192,420 (a)(g)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	520,417	513,434
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	16,977	16,944
Verus Securitization Trust, 2023-4 B1	8.056%	5/25/68	1,050,000	1,054,556 (a)(g)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	782,519	792,414 (a)
Verus Securitization Trust, 2025-R1 A3	5.774%	5/25/65	816,333	822,520 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	4.646%	12/25/45	19,364	19,863 (g)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	650,000	652,718 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $66,780,343)				66,710,070
Senior Loans — 17.5%
Communication Services — 1.5%
Entertainment — 0.3%
EOC Borrower LLC, Term Loan B (1 mo. Term SOFR + 3.000%)	6.965%	3/24/32	668,325	672,642 (g)(m)(n)
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	6.038%	11/21/31	199,500	200,171 (g)(m)(n)
Total Entertainment				872,813
Interactive Media & Services — 0.2%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	403,868	394,276 (g)(m)(n)
X Corp., Term Loan B3	9.500%	10/26/29	390,000	391,706 (m)(n)
Total Interactive Media & Services				785,982
Media — 1.0%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	630,480	482,317 (c)(m)(n)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.750%)	8.715%	6/30/28	857,850	866,163 (g)(m)(n)
MH Sub I LLC, 2023 New Term Loan (3 mo. Term SOFR + 4.250%)	8.252%	5/3/28	739,060	674,026 (g)(m)(n)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	8.215%	12/31/31	500,227	404,434 (g)(m)(n)
Versant Media Group Inc., 2025 First Lien Term Loan B	—	10/23/30	520,000	518,918 (o)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	7.052%	3/31/31	700,000	686,501 (g)(m)(n)
Total Media				3,632,359

Total Communication Services				5,291,154
Consumer Discretionary — 3.0%
Automobile Components — 0.3%
ABC Technologies Inc., Term Loan B (1 mo. Term SOFR + 8.250%)	12.215%	1/2/40	570,000	548,625 (e)(f)(g)(m)(n)
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.715%	1/28/32	310,000	311,356 (g)(m)(n)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	146,165	48,673 (g)(m)(n)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	571,099	190,176 (g)(m)(n)
First Brands Group LLC, USD Term Loan	—	6/29/26	66,033	70,243 (o)
Total Automobile Components				1,169,073
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — 0.3%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.502%	10/26/30	666,659	$670,306 (g)(m)(n)
Peer Holding III BV, Term Loan B8	—	9/29/32	210,000	210,394 (o)
Total Broadline Retail				880,700
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC, Term Loan B1 (6 mo. Term SOFR + 2.000%)	6.129%	10/13/30	547,331	547,041 (g)(m)(n)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.803%	6/25/30	903,472	806,728 (g)(m)(n)
Total Diversified Consumer Services				1,353,769
Hotels, Restaurants & Leisure — 1.4%
Allwyn Entertainment Financing US LLC, New Term Loan Facility B (3 mo. Term SOFR + 2.000%)	5.912%	6/2/31	743,103	734,744 (g)(m)(n)
Catawba Nation Gaming Authority, Initial Term Loan B (1 mo. Term SOFR + 4.750%)	8.715%	3/28/32	710,000	726,642 (g)(m)(n)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	5.752%	11/30/30	915,385	912,867 (g)(m)(n)
Flutter Entertainment Public Ltd. Co., Third Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	6.002%	6/4/32	917,700	914,640 (g)(m)(n)
Kingpin Intermediate Holdings LLC, 2025 First Lien Term Loan B (1 mo. Term SOFR + 3.250%)	7.215%	9/22/32	1,010,000	983,068 (g)(m)(n)
Peninsula Pacific Entertainment LLC, Closing Date Term Loan Facility B (3 mo. Term SOFR + 4.750%)	8.735%	10/1/32	615,651	616,420 (f)(g)(m)(n)
Peninsula Pacific Entertainment LLC, Delayed Draw Term Loan Facility B	—	10/1/32	144,349	144,530 (f)(p)
Total Hotels, Restaurants & Leisure				5,032,911
Specialty Retail — 0.6%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.215%	6/11/31	1,044,027	1,031,818 (g)(m)(n)
Lids Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.600%)	9.631%	12/14/26	110,222	109,670 (f)(g)(m)(n)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 4.750%)	8.834%	7/15/31	847,917	848,269 (g)(m)(n)
Total Specialty Retail				1,989,757

Total Consumer Discretionary				10,426,210
Consumer Staples — 0.8%
Beverages — 0.5%
Celsius Holdings Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.476%	4/1/32	661,111	665,448 (g)(m)(n)
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	3/31/28	975,910	979,594 (g)(m)(n)
Total Beverages				1,645,042
Household Products — 0.0%††
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.329%	12/23/28	625,975	207,092 (g)(m)(n)
Personal Care Products — 0.3%
Opal Bidco SAS, Term Loan Facility B4 (3 mo. Term SOFR + 3.000%)	6.902%	4/28/32	1,060,000	1,065,798 (g)(m)(n)

Total Consumer Staples				2,917,932
Financials — 3.7%
Banks — 0.3%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.965%	8/2/28	1,026,185	1,028,591 (g)(m)(n)
Capital Markets — 0.5%
First Eagle Holdings Inc., Delayed Draw Term Loan	—	8/16/32	102,083	102,048 (p)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
First Eagle Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.711%	8/16/32	597,917	$597,710 (g)(m)(n)
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	6.715%	9/15/31	823,402	826,276 (g)(m)(n)
Total Capital Markets				1,526,034
Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	7.965%	3/12/29	768,373	772,396 (g)(m)(n)
Financial Services — 1.1%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.002%	1/31/31	664,983	667,477 (g)(m)(n)
Jane Street Group LLC, Extended Term Loan (1 mo. Term SOFR + 2.000%)	5.956- 6.199%	12/15/31	994,778	986,755 (g)(m)(n)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.965%	7/31/31	250,000	250,844 (g)(m)(n)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.465%	7/31/31	854,256	849,865 (g)(m)(n)
VFH Parent LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.465%	6/21/31	1,070,000	1,073,595 (g)(m)(n)
Total Financial Services				3,828,536
Insurance — 1.1%
AmWINS Group Inc., Initial Term Loan (3 mo. Term SOFR + 2.250%)	6.252%	1/30/32	994,987	997,405 (g)(m)(n)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.329%	7/30/27	765,979	767,059 (g)(m)(n)
CFC Bidco 2022 Ltd., Initial Term Loan (3 mo. Term SOFR + 3.750%)	7.735%	7/1/32	890,000	872,200 (g)(m)(n)
HIG Finance 2 Ltd., 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.465%	4/18/30	230,734	232,044 (g)(m)(n)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.465%	7/31/31	910,730	911,555 (g)(m)(n)
Total Insurance				3,780,263
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
KREF Holdings X LLC, Term Loan B (1 mo. Term SOFR + 2.500%)	6.548%	3/5/32	896,079	899,999 (g)(m)(n)
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.715%	11/18/27	482,594	483,197 (f)(g)(m)(n)
Starwood Property Mortgage LLC, Incremental Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.215%	9/24/32	380,000	381,425 (f)(g)(m)(n)
Total Mortgage Real Estate Investment Trusts (REITs)				1,764,621

Total Financials				12,700,441
Health Care — 2.6%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.965%	10/23/28	890,912	892,618 (g)(m)(n)
Health Care Providers & Services — 1.5%
Aveanna Healthcare LLC, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.715%	9/13/32	600,000	602,487 (g)(m)(n)
Global Medical Response Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.384%	10/1/32	220,000	221,186 (g)(m)(n)
LifePoint Health Inc., Term Loan B	7.655- 7.782%	5/16/31	787,819	789,331 (g)(m)(n)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.660%	5/16/31	722,714	723,335 (g)(m)(n)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.465%	2/21/31	699,153	702,068 (g)(m)(n)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Sonrava Health Holdings LLC, Second Out Term Loan Facility A (3 mo. Term SOFR + 1.262% and 5.500% PIK)	10.782%	8/18/28	1,707,142	$324,357 (c)(f)(g)(m)(n)
Sotera Health Holdings LLC, 2025 Term Loan (3 mo. Term SOFR + 2.500%)	6.340%	5/30/31	750,694	754,448 (g)(m)(n)
Team Services Group LLC, Incremental Term Loan (3 mo. Term SOFR + 5.250%)	9.090%	12/20/27	486,325	485,817 (g)(m)(n)
Team Services Group LLC, Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.102%	12/20/27	651,473	651,134 (g)(m)(n)
Total Health Care Providers & Services				5,254,163
Health Care Technology — 0.6%
Cotiviti Inc., Amendment No. 2 Term Loan (1 mo. Term SOFR + 2.750%)	6.884%	3/26/32	259,350	250,191 (g)(m)(n)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.884%	5/1/31	912,896	881,707 (g)(m)(n)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.590%	12/31/30	201,460	201,754 (g)(m)(n)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.702%	12/31/30	674,975	640,032 (g)(m)(n)
Total Health Care Technology				1,973,684
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.102%	10/1/27	935,091	928,078 (g)(m)(n)

Total Health Care				9,048,543
Industrials — 2.3%
Building Products — 0.1%
HP PHRG Borrower LLC, Closing Date Term Loan (3 mo. Term SOFR + 4.000%)	8.002%	2/20/32	359,100	351,247 (g)(m)(n)
Commercial Services & Supplies — 1.2%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.502%	1/31/31	942,047	873,357 (g)(m)(n)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.329%	8/31/28	1,259,768	1,240,871 (g)(m)(n)
LTR Intermediate Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	8.579%	5/5/28	968,000	971,229 (g)(m)(n)
Madison IAQ LLC, 2025 Incremental Term Loan (6 mo. Term SOFR + 3.250%)	7.452%	5/6/32	399,000	400,995 (g)(m)(n)
Thermostat Purchaser III Inc., Initial Term Loan B1 (3 mo. Term SOFR + 4.250%)	8.252%	8/31/28	518,883	519,747 (g)(m)(n)
Total Commercial Services & Supplies				4,006,199
Electrical Equipment — 0.1%
Osmose Utilities Services Inc., First Lien Initial Term Loan	—	6/23/28	310,000	298,279 (o)
Machinery — 0.3%
Dynamo US Bidco Inc., Term Loan B1 (1 mo. Term SOFR + 3.250%)	7.363%	9/30/31	970,200	975,657 (f)(g)(m)(n)
Professional Services — 0.6%
Dayforce Inc., 2025 Term Loan (3 mo. Term SOFR + 2.000%)	5.840%	2/26/31	352,105	352,766 (f)(g)(m)(n)
Dayforce Inc., Term Loan B	—	10/7/32	900,000	898,069 (o)
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	7.465%	11/14/30	915,306	913,018 (g)(m)(n)
Total Professional Services				2,163,853

Total Industrials				7,795,235
Information Technology — 2.7%
IT Services — 0.9%
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	6.215%	10/30/30	540,000	542,700 (g)(m)(n)
Leia Finco US LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.185%	10/9/31	855,743	858,687 (g)(m)(n)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	7.252%	10/28/30	980,149	$981,546 (g)(m)(n)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.000%)	7.031%	11/20/28	666,737	665,903 (f)(g)(m)(n)
Total IT Services				3,048,836
Software — 1.8%
Calabrio/Verint, 2025 First Out Term Loan Facility	—	10/24/32	250,000	237,813 (f)(o)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.815%	10/8/28	625,286	602,072 (g)(m)(n)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.965%	2/19/29	520,043	470,748 (g)(m)(n)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	8.090%	7/1/31	882,653	864,558 (g)(m)(n)
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.965%	9/8/32	1,600,000	1,578,664 (g)(m)(n)
Starlight Parent LLC, Term Loan (3 mo. Term SOFR + 4.000%)	8.026%	4/16/32	882,554	879,249 (g)(m)(n)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	458,850	480,932 (m)(n)
X.Ai Corp., Initial Term Loan (6 mo. Term SOFR + 7.250%)	11.122%	6/28/30	1,386,525	1,353,713 (g)(m)(n)
Total Software				6,467,749

Total Information Technology				9,516,585
Materials — 0.7%
Chemicals — 0.2%
Natgasoline LLC, Term Loan B (3 mo. Term SOFR + 5.500%)	9.502%	3/29/30	503,625	508,031 (g)(m)(n)
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	7.215%	4/1/32	443,189	442,721 (g)(m)(n)
Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan	—	4/1/32	7,531	7,523 (p)
Total Containers & Packaging				450,244
Metals & Mining — 0.4%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,408,093	1,403,808 (e)(f)(m)(n)

Total Materials				2,362,083
Utilities — 0.2%
Electric Utilities — 0.2%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	5.965%	9/30/31	484,602	485,758 (g)(m)(n)
Talen Energy Supply LLC, 2025 First Lien Term Loan B	—	10/11/32	280,000	280,175 (o)

Total Utilities				765,933
Total Senior Loans (Cost — $63,515,706)				60,824,116
			Face Amount†/ Units
Asset-Backed Securities — 12.4%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.634%	4/20/37	630,000	631,185 (a)(g)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.703%	10/22/37	670,000	670,085 (a)(g)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.584%	1/20/37	490,000	492,302 (a)(g)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.405%	1/15/37	980,000	987,195 (a)(g)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	440,000	440,195 (a)(g)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.655%	4/15/34	500,000	501,303 (a)(g)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.139%	1/15/39	460,000	461,150 (a)(b)(g)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	800,000	816,505 (a)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.757%	11/22/34	690,000	690,552 (a)(g)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.784%	10/20/37	1,430,000	$1,436,413 (a)(g)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	4.706%	7/25/36	1,940,306	1,767,147 (a)(g)
Capital Four US CLO Ltd., 2025-4A D1 (3 mo. Term SOFR + 3.250%)	7.139%	10/18/38	580,000	580,580 (a)(b)(g)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	7.584%	4/20/37	790,000	793,149 (a)(g)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.822%	7/25/36	560,000	560,487 (a)(g)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	7.546%	7/18/30	750,000	752,882 (a)(g)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.905%	10/15/37	600,000	604,040 (a)(g)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	6.049%	10/25/33	330,743	329,183 (g)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.384%	4/20/35	450,000	443,359 (a)(g)
Golub Capital Partners CLO Ltd., 2021-53A ER (3 mo. Term SOFR + 4.700%)	8.584%	7/20/34	1,000,000	987,399 (a)(g)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.382%	4/17/34	350,000	351,279 (a)(g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.734%	1/20/37	270,000	267,654 (a)(g)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.119%	4/28/37	1,680,000	1,689,247 (a)(g)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.051%	12/25/35	1,190,000	1,163,324 (g)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.684%	3/21/33	749,163	749,713 (a)(g)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.108%	7/25/34	490,000	489,922 (a)(g)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	9.134%	10/20/36	340,000	341,424 (a)(g)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	11.556%	4/15/34	700,000	670,653 (a)(g)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.381%	2/25/35	1,152,225	1,140,602 (g)
Madison Park Funding Ltd., 2016-24A DR2 (3 mo. Term SOFR + 2.950%)	6.834%	10/20/29	1,510,000	1,517,224 (a)(g)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	6.805%	7/15/36	1,000,000	1,006,547 (a)(g)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	5.256%	8/25/37	1,422,510	1,254,285 (g)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	4.916%	4/25/34	1,359,975	1,391,857 (g)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.286%	7/15/31	580,000	582,204 (a)(g)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	480,000	485,503 (a)(g)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	4.486%	3/26/35	501,702	468,945 (g)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	4.606%	7/27/37	1,234,725	1,010,056 (g)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	4.396%	1/25/33	243,720	240,895 (g)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.034%	7/20/36	500,000	502,371 (a)(g)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	780,000	792,313 (a)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.736%	10/15/34	750,000	755,251 (a)(g)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.332%	4/17/37	990,000	973,539 (a)(g)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.734%	7/19/37	1,680,000	1,688,739 (a)(g)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	5.036%	8/25/35	1,050,000	925,848 (g)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	6.905%	4/15/31	1,360,000	1,368,929 (a)(g)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	7.184%	8/8/32	1,100,000	1,106,160 (a)(g)
Peace Park CLO Ltd., 2021-1A ER (3 mo. Term SOFR + 4.900%)	8.784%	10/20/38	460,000	457,134 (a)(g)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	1,248,915	1,096,475
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Renew, 2024-1A B	9.001%	11/20/59	864,222	$872,266 (a)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.805%	7/15/40	720,000	723,547 (a)(g)
SMB Private Education Loan Trust, 2015-C R	20.550%	9/18/46	1,092	192,533 (a)(q)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.326%	2/25/36	3,089,258	56,149 (a)(g)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,492,578	1,259,006 (a)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	7.273%	10/13/32	480,000	481,951 (a)(g)
Trestles CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.297%	6/11/35	630,000	633,290 (a)(g)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.489%	1/24/39	340,000	340,850 (a)(b)(g)

Total Asset-Backed Securities (Cost — $47,839,814)				42,992,796
			Face Amount†
Sovereign Bonds — 5.6%
Angola — 0.2%

Angolan Government International Bond, Senior Notes	8.750%	4/14/32	570,000	535,757 (a)
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	163,103	133,744
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	453,571	333,942 (a)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	637,000	655,568 (a)
Total Argentina				1,123,254
Bahamas — 0.3%

Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	910,000	987,159 (a)
Brazil — 1.0%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	5,354,000 BRL	972,830
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	14,652,000 BRL	2,394,800
Total Brazil				3,367,630
Dominican Republic — 0.1%

Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	310,000	297,770 (d)
Ecuador — 0.1%

Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	239,403	184,041 (d)
Egypt — 0.1%

Egypt Government International Bond, Senior Notes	7.053%	1/15/32	460,000	459,656 (d)
El Salvador — 0.2%

El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	530,000	597,250 (a)
Ethiopia — 0.1%

Ethiopia International Bond, Senior Notes	6.625%	12/11/25	310,000	327,779 *(d)(j)
Ghana — 0.0%††

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	211,560	182,862 (a)
Ivory Coast — 0.1%

Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	310,000	327,941 (a)
Jamaica — 0.2%

Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	110,000,000 JMD	727,794
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Jordan — 0.1%

Jordan Government International Bond, Senior Notes	7.750%	1/15/28	270,000	$283,983 (a)
Kenya — 0.1%

Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	340,000	366,549 (a)
Mexico — 1.4%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	510,000	518,746 (a)
Mexican Bonos, Senior Notes	7.750%	11/23/34	68,720,000 MXN	3,489,329
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	820,000	841,361
Total Mexico				4,849,436
Mozambique — 0.0%††

Mozambique International Bond, Senior Notes	9.000%	9/15/31	210,000	182,481 (d)
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	520,000	519,921 (d)
Romania — 0.1%

Romanian Government International Bond, Senior Notes	7.500%	2/10/37	310,000	340,579 (a)
Senegal — 0.1%

Senegal Government International Bond, Senior Notes	6.250%	5/23/33	300,000	215,974 (d)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	50,339	48,451 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	13,867	13,104 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	105,659	92,342 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	71,344	55,289 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	99,070	91,763 (a)
Total Sri Lanka				300,949
Supranational — 0.7%

Inter-American Development Bank, Senior Notes	7.350%	10/6/30	222,000,000 INR	2,574,583
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	335,938	140,604 (d)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	329,150	185,543 (d)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	283,891	145,759 (d)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	540,586	298,121 (d)
Total Ukraine				770,027

Total Sovereign Bonds (Cost — $18,949,643)				19,523,375
U.S. Government & Agency Obligations — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Notes	3.875%	6/30/30	190,000	191,462
U.S. Treasury Notes	3.875%	7/31/30	2,090,000	2,105,920

Total U.S. Government & Agency Obligations (Cost — $2,281,228)				2,297,382
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage-Backed Securities — 0.6%
FHLMC — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/51	316,322	$274,788
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	8/1/30	1,377	1,416
Total FHLMC				276,204
FNMA — 0.4%
Federal National Mortgage Association (FNMA)	2.500%	1/1/52	382,299	326,428
Federal National Mortgage Association (FNMA)	5.500%	8/1/53	321,359	324,900
Federal National Mortgage Association (FNMA)	6.000%	5/1/54	488,931	501,095
Federal National Mortgage Association (FNMA)	5.000%	11/1/54	196,089	195,738
Total FNMA				1,348,161
GNMA — 0.1%
Government National Mortgage Association (GNMA) II	4.000%	5/20/48	80,996	78,160
Government National Mortgage Association (GNMA) II	4.500%	9/20/50	97,206	96,870
Government National Mortgage Association (GNMA) II	2.500%	5/20/52	151,216	131,037
Government National Mortgage Association (GNMA) II	3.500%	5/20/52	151,412	139,904
Government National Mortgage Association (GNMA) II	5.500%	5/20/53	79,042	80,358
Government National Mortgage Association (GNMA) II	5.000%	9/20/53	85,673	85,608
Total GNMA				611,937

Total Mortgage-Backed Securities (Cost — $2,199,127)				2,236,302
			Shares
Common Stocks — 0.3%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			29,268	491,024 *

Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			11,809	411,189 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			603	217 *(e)(r)
Spirit Aviation Holdings Inc.			104,017	37,446 *

Total Industrials				37,663
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	19,952 *(e)(f)

Total Common Stocks (Cost — $1,969,521)				959,828
	Rate	Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.1%
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer Inc., Senior Notes (Cost — $239,359)	3.500%	3/1/29	219,000	233,837

Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $156,995)	3.400%	5/16/45	6,075,784 UYU	156,417
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security			Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $899,660)			3/12/30	73,904	$26,606 *(a)(e)(r)
				Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)			—	1,455	21,948 *
	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
OTC Purchased Options — 0.0%††
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.175CNY (Cost — $8,620)	JPMorgan Chase & Co.	11/12/25	5,904,000	5,904,000	83
Total Investments before Short-Term Investments (Cost — $346,018,371)					336,534,621
		Rate		Shares
Short-Term Investments — 1.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $4,595,480)		3.976%		4,595,480	4,595,480 (s)(t)
Total Investments — 98.2% (Cost — $350,613,851)					341,130,101
Other Assets in Excess of Liabilities — 1.8%					6,340,889
Total Net Assets — 100.0%					$347,470,990

See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Value is less than $1.
(j)	The coupon payment on this security is currently in default as of October 31, 2025.
(k)	The maturity principal is currently in default as of October 31, 2025.
(l)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of October 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)
All or a portion of this loan is unfunded as of October 31, 2025. The interest rate for fully unfunded term loans is to be determined. At October 31, 2025, the total principal amount and market value of unfunded commitments totaled $253,963 and $254,101, respectively.

(q)	Rate shown is the current yield based on income received over the trailing twelve months.
(r)	Restricted security (Note 3).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated Companies was $4,595,480 and the cost was $4,595,480 (Note 2).

See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
DAC	—	Designated Activity Company
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UST	—	United States Treasury
UYU	—	Uruguayan Peso
At October 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	50	12/25	$3,728,347	$3,716,833	$(11,514)
Euro-Bund	16	12/25	2,359,727	2,386,262	26,535
U.S. Treasury 2-Year Notes	259	12/25	53,911,837	53,934,727	22,890
U.S. Treasury 5-Year Notes	481	12/25	52,497,845	52,530,462	32,617
U.S. Treasury 10-Year Notes	78	12/25	8,739,701	8,788,407	48,706
U.S. Treasury Ultra Long-Term Bonds	35	12/25	4,099,436	4,244,843	145,407
United Kingdom Long Gilt Bonds	15	12/25	1,781,404	1,844,829	63,425
					328,066
Contracts to Sell:
3-Month SOFR	30	3/27	7,264,062	7,266,000	(1,938)
Euro-Bobl	10	12/25	1,357,808	1,363,124	(5,316)
U.S. Treasury Long-Term Bonds	12	12/25	1,400,020	1,407,750	(7,730)
					(14,984)
Net unrealized appreciation on open futures contracts					$313,082

Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
SOFR	—	Secured Overnight Financing Rate
At October 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	16,030,000	USD	2,997,382	JPMorgan Chase & Co.	11/4/25	$(21,720)
BRL	16,030,000	USD	2,977,174	JPMorgan Chase & Co.	11/4/25	(1,512)
USD	2,977,174	BRL	16,030,000	JPMorgan Chase & Co.	11/4/25	1,512
USD	2,989,946	BRL	16,030,000	JPMorgan Chase & Co.	11/4/25	14,284
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	9,042,894	USD	1,269,000	JPMorgan Chase & Co.	11/14/25	$1,780
USD	2,977,534	BRL	16,030,000	JPMorgan Chase & Co.	12/2/25	22,023
USD	4,162,443	MXN	77,260,362	Bank of America N.A.	1/16/26	37,560
USD	5,465,068	GBP	4,063,486	BNP Paribas SA	1/16/26	126,749
AUD	21,388	USD	14,018	Citibank N.A.	1/16/26	(14)
CNH	2,152,958	USD	303,304	Citibank N.A.	1/16/26	504
USD	116,042	CAD	161,112	Citibank N.A.	1/16/26	717
USD	2,701,344	INR	241,113,823	Citibank N.A.	1/16/26	(3,738)
JPY	255,058,474	USD	1,704,282	JPMorgan Chase & Co.	1/16/26	(36,367)
USD	604,000	CNH	4,288,436	JPMorgan Chase & Co.	1/16/26	(1,151)
USD	604,000	CNH	4,290,798	JPMorgan Chase & Co.	1/16/26	(1,484)
USD	1,162,643	EUR	1,000,876	JPMorgan Chase & Co.	1/16/26	3,996
Net unrealized appreciation on open forward foreign currency contracts						$143,139

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At October 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	73,787,000BRL	1/2/26	BRL-CDI**	11.035%**	$(384,572)	—	$(384,572)
JPMorgan Chase & Co.	27,000,000BRL	1/4/27	BRL-CDI**	13.165%**	(54,467)	—	(54,467)
JPMorgan Chase & Co.	38,560,000BRL	1/2/29	BRL-CDI**	10.230%**	(641,905)	—	(641,905)
Total					$(1,080,944)	—	$(1,080,944)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
86,000,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	$268,170	—	$268,170

See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$706,000	12/20/29	4.783%	5.000% quarterly	$5,285	$27,072	$(21,787)
Caesars Entertainment Inc., 4.625%, due 10/15/29	595,000	6/20/30	2.893%	5.000% quarterly	50,409	60,832	(10,423)
Nabors Industries Inc., 9.125%, due 1/31/30	273,000	6/20/29	3.891%	1.000% quarterly	(25,506)	(31,390)	5,884
Total	$1,574,000				$30,188	$56,514	$(26,326)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at October 31, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
MGM Resorts International, 4.750%, due 10/15/28	$595,000	6/20/30	1.961%	5.000% quarterly	$(74,501)	$(74,420)	$(81)
Transocean Inc., 8.000%, due 2/1/27	273,000	6/20/29	3.038%	1.000% quarterly	18,197	25,349	(7,152)
Total	$868,000				$(56,304)	$(49,071)	$(7,233)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$15,446,000	12/20/30	5.000% quarterly	$1,122,328	$1,154,992	$(32,664)
Markit CDX.NA.IG.45 Index	14,552,000	12/20/30	1.000% quarterly	321,184	328,354	(7,170)
Total	$29,998,000			$1,443,512	$1,483,346	$(39,834)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$4,793,000	1/8/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$247,413	—	$247,413

See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	7.781%
BRL-CDI	14.900%
Daily SOFR Compound	4.220%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Income Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$12,070,000	5.47%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	5,260,080	2.84%
Argentine Republic Government International Bond, 5.000% due 1/9/38	8,650,000	6,349,100	3.43%
Bahamas Government International Bond, 8.250% due 6/24/36	6,200,000	6,709,950	3.62%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	5,054,400	2.73%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,810,000	6,251,560	3.38%
Dominican Republic International Bond, 4.500% due 1/30/30	9,540,000	9,330,120	5.04%
Ecuador Government International Bond, 6.900% due 7/31/35	9,150,000	6,998,061	3.78%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	5,277,852	2.85%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,620,290	1.95%
El Salvador Government International Bond, 7.125% due 1/20/50	7,580,000	6,830,907	3.69%
Ethiopia International Bond, 6.625% due 12/11/26(a)	10,970,000	11,229,814	6.06%
Ghana Government International Bond, 5.000% due 7/3/29	2,716,043	2,648,142	1.43%
Ghana Government International Bond, 5.000% due 7/3/35	3,905,715	3,344,268	1.81%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	5,001,750	2.70%
Ivory Coast Government International Bond, 7.625% due 1/30/33	10,570,000	11,116,998	6.00%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,974,938	2.69%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,794,534	2.59%
Nigeria Government International Bond, 7.375% due 9/28/33	13,830,000	13,341,663	7.20%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,943,540	3.21%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	34,000,000	7,470,320	4.03%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	5,319,673	3,584,455	1.94%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	11,290,125	6.10%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,536,156	1.91%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	2,683,800	1.45%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,038,938	1.10%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,330,000	2,194,860	1.19%
Sri Lanka Government International Bond, 3.350% due 3/15/33	1,693,000	1,474,603	0.80%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,080,000	2,380,868	1.29%
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

 Western Asset Income Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 3.600% due 5/15/36	$793,000	$723,613	0.39%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,587,000	1,464,008	0.79%
Sri Lanka Government International Bond, 4.000% due 4/15/28	890,914	622,869	0.34%
Ukraine Government International Bond, 0.000% due 2/1/30	537,010	283,273	0.15%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	835,799	0.45%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	862,324	0.47%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	717,191	0.39%
Ukraine Government International Bond, 4.500% due 2/1/34	3,870,000	2,171,070	1.17%
Ukraine Government International Bond, 4.500% due 2/1/35	2,380,000	1,320,900	0.71%
Ukraine Government International Bond, 4.500% due 2/1/36	1,966,168	1,078,443	0.58%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	2,451,974	1.32%
Zambia Government International Bond, 5.750% due 6/30/33	2,655,488	1,786,882	0.96%
Total		$185,189,237	100.00%
(a)
The coupon payment on this security is currently in default as of October 31, 2025.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Income Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$26,548,811	$2,980,865	$29,529,676
Financials	—	15,440,359	0 *	15,440,359
Other Corporate Bonds & Notes	—	95,581,826	—	95,581,826
Collateralized Mortgage Obligations	—	66,710,070	—	66,710,070
Senior Loans:
Consumer Discretionary	—	9,006,965	1,419,245	10,426,210
Financials	—	11,835,819	864,622	12,700,441
Health Care	—	8,724,186	324,357	9,048,543
Industrials	—	6,466,812	1,328,423	7,795,235
Information Technology	—	8,612,869	903,716	9,516,585
Materials	—	958,275	1,403,808	2,362,083
Other Senior Loans	—	8,975,019	—	8,975,019
Asset-Backed Securities	—	42,992,796	—	42,992,796
Sovereign Bonds	—	19,523,375	—	19,523,375
U.S. Government & Agency Obligations	—	2,297,382	—	2,297,382
Mortgage-Backed Securities	—	2,236,302	—	2,236,302
Common Stocks:
Communication Services	—	491,024	—	491,024
Consumer Discretionary	$411,189	—	—	411,189
Industrials	37,446	217	—	37,663
Materials	—	—	19,952	19,952
Convertible Bonds & Notes	—	233,837	—	233,837
Non-U.S. Treasury Inflation Protected Securities	—	156,417	—	156,417
Warrants	—	26,606	—	26,606
Rights	—	21,948	—	21,948
Purchased Options	—	83	—	83
Total Long-Term Investments	448,635	326,840,998	9,244,988	336,534,621
Short-Term Investments†	4,595,480	—	—	4,595,480
Total Investments	$5,044,115	$326,840,998	$9,244,988	$341,130,101

Western Asset Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$339,580	—	—	$339,580
Forward Foreign Currency Contracts††	—	$209,125	—	209,125
Centrally Cleared Interest Rate Swaps††	—	268,170	—	268,170
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	5,884	—	5,884
OTC Total Return Swaps	—	247,413	—	247,413
Total Other Financial Instruments	$339,580	$730,592	—	$1,070,172
Total	$5,383,695	$327,571,590	$9,244,988	$342,200,273
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$26,498	—	—	$26,498
Forward Foreign Currency Contracts††	—	$65,986	—	65,986
OTC Interest Rate Swaps	—	1,080,944	—	1,080,944
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	32,210	—	32,210
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	7,233	—	7,233
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	39,834	—	39,834
Total	$26,498	$1,226,207	—	$1,252,705

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$2,581,233	$1,878	—	$155,763	$241,991
Financials	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	1,125,974	694	$988	(531)	1,307,424
Financials	864,300	631	(495)	3,389	1,071,601
Health Care	—	741	(9,021)	(309,654)	37,718
Industrials	354,757	141	6	9,056	965,349
Information Technology	—	(92)	(3)	(5,021)	237,500
Materials	1,368,529	—	—	191	35,088
Sovereign Bonds	827,400	—	(4,200)	12,600	—

Western Asset Income Fund 2025 Quarterly Report

Investments in Securities	Balance as of July 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Materials	$38,040	—	—	$(18,088)	—
Total	$7,160,233	$3,993	$(12,725)	$(152,295)	$3,896,671

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of October 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$2,980,865	$155,763
Financials	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	$(167,035)	—	$(848,269)	1,419,245	1,551
Financials	(1,209)	—	(1,073,595)	864,622	4,189
Health Care	(4,990)	$609,563	—	324,357	(309,654)
Industrials	(886)	—	—	1,328,423	9,056
Information Technology	(1,732)	673,064	—	903,716	(5,021)
Materials	—	—	—	1,403,808	191
Sovereign Bonds	(835,800)	—	—	—	—
Common Stocks:
Materials	—	—	—	19,952	(18,088)
Total	$(1,011,652)	$1,282,627	$(1,921,864)	$9,244,988	$(162,013)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2025. The following transactions were effected in such company for the period ended October 31, 2025.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,526,843	$22,357,095	22,357,095	$29,288,458	29,288,458

Western Asset Income Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$49,634	—	$4,595,480
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 10/31/2025	Value Per Share/ Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	603	3/25	$7,340	$217	$0.36	0.00%(a)
Spirit Airlines LLC, Warrants	73,904	3/25	899,660	26,606 (b)	0.36	0.01
Total			$907,000	$26,823		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Income Fund 2025 Quarterly Report